Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
7.	Property and equipment, net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	3,922,582	4,220,664
Leasehold improvements	3,468,168	3,118,069
Total cost	192,204,583	192,152,566
Less: Accumulated depreciation	(40,654,997)	(44,902,512)
Property and equipment, net	151,549,586	147,250,054

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 were RMB6,906,042, RMB6,128,680 and RMB4,598,768. The net book amount of buildings pledged as collateral for the continuing operations’ borrowings (Note 12) as at December 31, 2023 and 2024 was RMB76,730,295 and RMB74,807,854, respectively. The net book amount of buildings pledged as collateral for the Lianwai School’s borrowings as at December 31, 2023 and 2024 was RMB2,984,167 and RMB2,881,608, respectively. The net book amount of buildings pledged as collateral for the Lianwai Kindergarten’s borrowings as at December 31, 2023 and 2024 was RMB4,452,610 and RMB4,323,813, respectively.